COMPULSORY LOANS	12 Months Ended
Dec. 31, 2019
COMPULSORY LOANS
COMPULSORY LOANS

NOTE 24 - COMPULSORY LOANS

The compulsory loan on electric power consumption, established instituted by Law 4,156/1962 with the purpose of generating funds for the expansion of the Brazilian electric power sector, was extinguished by Law 7,181, of December 20, 1983, which set the date of December 31, 1993 as the collection deadline.

In the first phase of this compulsory loan, closed with the advent of Decree-Law 1,512/1976, the collection of the tax reached several classes of energy consumers, and the taxpayers' credits were represented by Bearer Bonds issued by the Company.

The bearer bonds, issued as a result of the compulsory loan, do not constitute securities, are not negotiable on a stock exchange, are not listed and are unenforceable.

The issuance of these securities was the result of a legal imposition and not of a corporate decision by the Company.  Likewise, its adoption by bondholders did not emanate from an act of will, but from a legal duty, under Law 4,156/1962.

The CVM, in a decision of its Board issued in the CVM RJ 2005/7230 administrative proceeding, filed by holders of the aforementioned bonds, states verbatim that “the bonds issued by the Company as a result of Law 4,156/1962 cannot be considered as securities.”

The CVM also understood that there is no irregularity in the procedures adopted by the Company in its financial statements, with respect to the aforementioned bonds, nor in the disclosure regarding the existence of lawsuits.

The unenforceability of these bearer bonds was reinforced by decisions of the Superior Court of Justice (STJ), which corroborate the understanding that these bonds are prescribed and that they are not suitable to guarantee tax foreclosures.

Therefore, bearer bonds issued in the first phase of this compulsory loan, as decided by the CVM, are not to be confused with debentures.  In addition, pursuant to the provisions of article 4, § 11 of Law 4,156/1962 and article 1 of Decree 20,910/1932, they are unenforceable, a condition confirmed in STJ Newsletter 344, which states that these bonds cannot be used as guarantee of tax foreclosures, as they have no liquidity and are not debentures. For this reason, they are not provisioned.

In the second phase, beginning with the provisions contained in the aforementioned Decree-Law, the compulsory loan in question started to be charged only to industries with monthly energy consumption greater than 2,000 kWh, and taxpayers' credits are no longer represented by securities, to be simply recorded by the Company.

Most of these compulsory loan taxpayer credits have already been converted into preferred shares, as authorized by law, through four general shareholders' meetings of Eletrobras, held on April 20, 1988, April 26, 1990, April 28, 2005 and April 30, 2008, respectively. However, there is a remaining compulsory loan balance that has not yet been converted.

The balances of the remaining compulsory loan, after the 4th conversion into shares, relating to credits constituted from 1988 to 1994, are recorded in current and non-current liabilities and are remunerated at the rate of 6% per year until the date of their conversion into shares, plus monetary restatement based on the variation of the Special Extended Consumer Price Index (IPCA-E).

	12/31/2019	12/31/2018
Current
Interest payable	15,156	15,659
Non-current
Credits reaised	470,600	477,459
TOTAL	485,756	493,118

Thus, the liability relating to the compulsory loan refers to the residual credits, constituted from 1988 to 1994, of industrial consumers with consumption greater than 2,000 kW/h, referring to the second phase of this compulsory loan, as well as to the annual interest not yet paid relating to those credits.

The contingent liability related to the compulsory loan theme is shown in the note on provisions and contingent liabilities (Note 29).